Financial instruments (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments Details
Balance, start of the year fair value of derivative instruments	$ 241,000
Value attributed to US$ common share purchase warrants issued in 2012 Financings		409,143
Transfer to common shares upon exercise of US$ Warrants in the year	(374,500)
Increase (decrease) in fair value during the year	1,371,500	(168,143)
Net fair value of derivative instruments	$ 1,238,000	$ 241,000